CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Average contractual duration at inception of contracts	66 months	67 months
Weighted average interest rate (percent)	5.20%	5.50%
Payment Guarantee
Disclosure of financial assets [line items]
Guarantees through third parties	€ 226,878	€ 169,186
Bottom of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Bottom of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Top of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days
Top of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days